Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Parties
Fixed compensation	€ 960	€ 1,405	€ 1,313
Variable compensation	272	286	275
Benefits in kind	34	15	20
Directors fees	263	230	174
Share-based payments	581	53	252
Total compensation of executive officers	€ 2,110	€ 1,989	€ 2,034